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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
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                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2004
(UNAUDITED)


                                                                      NUMBER OF SHARES     VALUE
---------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 50.7%
---------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.9%
Carnival Corp.                                                              76,935     $  3,638
Comcast Corp. (Class A Special)                                            111,462        3,112      (a)
eBay Inc.                                                                    8,826          811      (a)
Harley-Davidson Inc.                                                        13,933          828
Home Depot Inc.                                                            101,962        3,997
IAC/InterActiveCorp                                                          6,715          148      (a)
Liberty Media Corp. (Series A)                                             474,734        4,140      (a)
Liberty Media International Inc. (Series A)                                 28,706          958      (a)
Target Corp.                                                                37,365        1,691
Viacom Inc. (Class B)                                                       63,331        2,125
                                                                                         21,448

CONSUMER STAPLES - 2.4%
Clorox Co.                                                                   7,035          375
Colgate-Palmolive Co.                                                       44,653        2,017
PepsiCo Inc.                                                                51,941        2,527
Wal-Mart Stores Inc.                                                        15,029          800
                                                                                          5,719

ENERGY - 3.8%
Burlington Resources Inc.                                                   33,565        1,369
Exxon Mobil Corp.                                                           87,079        4,208
Nabors Industries Ltd.                                                      21,216        1,005      (a)
Schlumberger Ltd.                                                           39,265        2,643
                                                                                          9,225

FINANCIALS - 12.3%
AFLAC Inc.                                                                  26,282        1,031      (h)
Alleghany Corp.                                                                915          250      (a)
American Express Co.                                                        11,075          570
American International Group Inc.                                           73,259        4,981      (h)
Bank of America Corp.                                                       77,010        3,337
Berkshire Hathaway Inc. (Class B)                                              614        1,763      (a)
Citigroup Inc.                                                             117,697        5,193
Federal National Mortgage Assoc.                                            64,914        4,116
HCC Insurance Holdings Inc.                                                  6,751          204
JP Morgan Chase & Co.                                                       22,166          881
Marsh & McLennan Cos. Inc.                                                  50,031        2,289
Mellon Financial Corp.                                                      23,662          655
SLM Corp.                                                                   20,115          897
State Street Corp.                                                          80,231        3,427      (e)
                                                                                         29,594

HEALTHCARE - 7.8%
Abbott Laboratories                                                         62,064        2,629      (h)
Cardinal Health Inc.                                                        31,646        1,385
DENTSPLY International Inc.                                                 12,790          664
Johnson & Johnson                                                           65,230        3,674
Lincare Holdings Inc.                                                       75,997        2,258      (a)
Pfizer Inc.                                                                164,100        5,021
Wyeth                                                                       82,330        3,079
                                                                                         18,710

INDUSTRIALS - 3.4%
CheckFree Corp.                                                             13,134          363      (a)
Corinthian Colleges Inc.                                                    17,587          237      (a)
Dover Corp.                                                                 75,997        2,954
Southwest Airlines Co.                                                      81,138        1,105
Tyco International Ltd.                                                     20,115          617
United Technologies Corp.                                                    9,816          917
Waste Management Inc.                                                       73,054        1,997
                                                                                          8,190

INFORMATION TECHNOLOGY - 12.1%
Applied Materials Inc.                                                      45,631          752      (a)
Automatic Data Processing Inc.                                              55,731        2,303
Certegy Inc.                                                                40,915        1,522
Cisco Systems Inc.                                                         110,828        2,006      (a)
Dell Inc.                                                                   69,664        2,480      (a)
EMC Corp.                                                                   22,100          255      (a)
First Data Corp.                                                           131,088        5,702      (h)
Intel Corp.                                                                 87,492        1,755
International Business Machines Corp.                                       16,466        1,412
Intuit Inc.                                                                 45,522        2,067      (a)
Microsoft Corp.                                                            146,927        4,063
Molex Inc. (Class A)                                                       112,728        2,966
Oracle Corp.                                                                67,469          761      (a)
Paychex Inc.                                                                11,192          337
Yahoo! Inc.                                                                 24,302          824      (a)
                                                                                         29,205

TOTAL DOMESTIC EQUITY
(COST $108,437)                                                                         122,091

---------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 17.1%
---------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                   4,334          169      (k)
Bayerische Motoren Werke AG                                                  5,207          214
DaimlerChrysler AG (Regd.)                                                   3,796          157
Grupo Televisa S.A. ADR                                                      3,888          205
Honda Motor Co. Ltd.                                                         8,700          422      (k)
Kingfisher PLC.                                                             56,658          316
Koninklijke Philips Electronics N.V.                                        20,944          480
Lagardere S.C.A. (Regd.)                                                     7,896          490      (k)
LVMH Moet Hennessy Louis Vuitton S.A.                                        3,141          210      (k)
Mediaset S.p.A.                                                              4,173           47      (k)
Nissan Motor Co. Ltd.                                                       10,600          115      (k)
Rank Group PLC.                                                             10,492           53
Reed Elsevier PLC.                                                          54,184          476
Renault S.A.                                                                 4,816          394      (k)
Sharp Corp.                                                                  9,000          124      (k)
Tata Motors Ltd. ADR                                                         8,858           79    (a,k)
                                                                                          3,951

CONSUMER STAPLES - 1.0%
Carrefour S.A.                                                               8,834          416      (k)
Diageo PLC.                                                                 16,697          208
Lawson Inc.                                                                  4,100          142
Nestle S.A. (Regd.)                                                          2,494          571
SABMiller PLC.                                                               5,884           78
Tesco PLC.                                                                 133,771          690      (k)
Wal-Mart de Mexico S.A. de C.V. (Series V)                                  58,856          200
Woolworths Ltd.                                                             16,185          160
                                                                                          2,465

ENERGY - 1.4%
BG Group PLC.                                                               61,556          413
China Petroleum & Chemical Corp.                                         1,190,000          485
Ente Nazionale Idrocarburi S.p.A                                            37,936          850      (k)
LUKOIL ADR                                                                   1,834          227      (b)
LUKOIL ADR                                                                     210           26
Statoil ASA                                                                 14,652          210
Total S.A.                                                                   5,490        1,118      (k)
                                                                                          3,329

FINANCIALS - 3.4%
Acom Co. Ltd.                                                                7,661          474      (k)
Aegon N.V.                                                                   9,453          102
Aiful Corp.                                                                  2,250          221      (k)
Allianz AG (Regd.)                                                             574           58
AXA                                                                         19,850          402
Banca Intesa S.p.A.                                                         76,398          290
Banco Santander Central Hispano S.A. (Regd.)                                35,430          346      (k)
Bank of Ireland                                                             36,446          491
Bank of Nova Scotia                                                          1,612           47      (k)
BNP Paribas                                                                 13,028          841      (k)
Credit Agricole S.A.                                                        13,205          360
Credit Suisse Group (Regd.)                                                 20,278          647
ING Groep N.V.                                                              17,994          454
Kookmin Bank                                                                 4,847          153      (a)
Manulife Financial Corp.                                                     5,310          232      (k)
Mitsubishi Estate Co. Ltd. (REIT)                                           29,000          303
Mitsui Sumitomo Insurance Co. Ltd.                                          38,000          313
Riunione Adriatica di Sicurta S.p.A.                                        24,368          468      (k)
Royal Bank of Scotland Group PLC.                                           25,089          725
Sampo Oyj (Series A)                                                        24,648          272
Skandinaviska Enskilda Banken AB (Series A)                                 14,057          217
Sun Hung Kai Properties Ltd. (REIT)                                         30,371          286
Svenska Handelsbanken                                                       20,978          439
UniCredito Italiano S.p.A.                                                  26,296          133
                                                                                          8,274

HEALTHCARE - 1.4%
Chugai Pharmaceutical Co. Ltd.                                              22,400          323
GlaxoSmithKline PLC.                                                        35,037          755
Novartis AG (Regd.)                                                         13,218          616
Roche Holding AG                                                             4,500          465
Sanofi-Aventis                                                               4,388          318      (k)
Schering AG                                                                  3,195          202
Smith & Nephew PLC.                                                         48,467          446
Teva Pharmaceutical Industries Ltd. ADR                                      2,090           54
                                                                                          3,179

INDUSTRIALS - 2.3%
ABB Ltd. (Regd.)                                                            51,508          314
Asahi Glass Co. Ltd.                                                        49,000          446
Brambles Industries PLC.                                                   143,945          669
Daikin Industries Ltd.                                                      18,000          435      (k)
Empresa Brasileira de Aeronautica S.A. ADR                                  14,411          380      (k)
Exel PLC.                                                                   19,829          245
Falck A/S                                                                    1,604           13      (a)
Group 4 Securicor PLC.                                                      60,696          126      (a)
Grupo Ferrovial S.A.                                                         2,949          132      (k)
Komatsu Ltd.                                                               104,000          668      (k)
Mitsui & Co. Ltd.                                                           49,000          410      (k)
Mitsui OSK Lines Ltd.                                                       74,341          446
Sandvik AB                                                                   3,794          131
Siemens AG (Regd.)                                                           4,769          351
Smiths Group PLC.                                                           30,154          405
Toto Ltd.                                                                   20,000          174      (k)
Wolseley PLC.                                                                9,586          164
                                                                                          5,509

INFORMATION TECHNOLOGY - 1.2%
Canon Inc.                                                                   9,000          423
Hoya Corp.                                                                   3,800          398
Nokia Oyj                                                                   14,861          205
Nortel Networks Corp.                                                       75,338          255      (a)
Samsung Electronics Co. Ltd.                                                 1,450          577
Taiwan Semiconductor Manufacturing Co. Ltd.                                480,262          612
Telefonaktiebolaget LM Ericsson (Series B)                                 143,040          444      (a)
                                                                                          2,914

MATERIALS - 1.6%
Alcan Inc.                                                                   9,822          470
Aracruz Celulose S.A. ADR                                                    4,992          165      (k)
BASF AG                                                                      5,132          302
BHP Billiton PLC.                                                          112,063        1,179
China Steel Corp. ADR                                                        5,820          118      (b)
Cia Vale do Rio Doce ADR                                                    11,616          224      (a)
Cia Vale do Rio Doce ADR                                                    16,938          381
CRH PLC.                                                                     1,836           44
JFE Holdings Inc.                                                            2,600           74
JSR Corp.                                                                    9,100          147
MMC Norilsk Nickel ADR                                                       2,164          137
POSCO                                                                        1,243          185
POSCO ADR                                                                      586           22
Rio Tinto PLC. (Regd.)                                                      14,967          402
Stora Enso Oyj (Series R)                                                    2,413           33
                                                                                          3,883

TELECOMMUNICATION SERVICES - 2.7%
America Movil S.A. de C.V. ADR (Series L)                                    4,179          163
Telecom Italia S.p.A                                                       169,037          387
Telefonica S.A.                                                             48,224          722
Telefonica S.A. ADR                                                            550           25
Vodafone Group PLC.                                                        352,748          844
Vodafone Group PLC. ADR                                                    183,659        4,428
                                                                                          6,569

UTILITIES - 0.5%
E.ON AG                                                                      6,359          469
Huaneng Power International Inc.                                           398,000          322      (k)
National Grid Transco PLC.                                                   9,289           78
Veolia Environnement                                                        11,089          319      (k)
                                                                                          1,188

TOTAL FOREIGN EQUITY
(COST $34,093)                                                                           41,261




                                                                                                 PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 30.1%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 7.3%
U.S. Treasury Bonds
5.38%                                                                  02/15/31                        $1,805       $1,934
7.25%                                                                  05/15/16                           350          441      (h)
8.13%                                                                  08/15/19 - 08/15/21              1,560        2,159      (h)

U.S. Treasury Inflation Indexed Bonds
2.00%                                                                  01/15/14                         1,399        1,433
2.38%                                                                  01/15/25                           171          178
3.88%                                                                  01/15/09 - 04/15/29                589          688

U.S. Treasury Notes
1.88%                                                                  01/31/06                         1,370        1,362
2.38%                                                                  08/15/06 - 08/31/06              1,995        1,988
2.75%                                                                  06/30/06                            40           40
3.13%                                                                  05/15/07                         2,145        2,163
3.38%                                                                  09/15/09                         2,015        2,015
3.88%                                                                  05/15/09                           295          302
4.00%                                                                  02/15/14                         2,304        2,285
4.25%                                                                  11/15/13 - 08/15/14                560          566
6.00%                                                                  08/15/09                            50           56      (h)

TOTAL U.S. TREASURIES
(COST $17,386)                                                                                                      17,610

FEDERAL AGENCIES - 2.0%
Federal Home Loan Bank
2.38%                                                                  02/15/06                           835          833
2.63%                                                                  10/16/06                           710          707
3.75%                                                                  08/18/09                           325          325

Federal Home Loan Mortgage Corp.
3.00%                                                                  09/29/06                           705          705
3.63%                                                                  09/15/08                           915          920
4.50%                                                                  01/15/14                           475          473
4.75%                                                                  12/08/10                           515          519
6.75%                                                                  03/15/31                           175          208

Federal National Mortgage Assoc.
6.00%                                                                  01/18/12                           185          187

TOTAL FEDERAL AGENCIES
(COST $4,823)                                                                                                        4,877


AGENCY MORTGAGE BACKED - 8.1%
Federal Home Loan Mortgage Corp.
5.00%                                                                  04/01/13                           127          130
6.00%                                                                  07/01/29 - 05/01/34                361          373
6.50%                                                                  01/01/27 - 08/01/34                256          267
7.00%                                                                  10/01/16 - 07/01/34                 78           82
7.50%                                                                  11/01/09 - 09/01/33                139          148
8.00%                                                                  07/01/26 - 11/01/30                 30           33
8.50%                                                                  04/01/30 - 05/01/30                 53           57

Federal National Mortgage Assoc.
5.50%                                                                  04/01/14 - 08/01/33                389          399
6.00%                                                                  02/01/14 - 09/01/34              1,184        1,228
6.50%                                                                  12/01/14 - 10/01/34              1,628        1,707
7.00%                                                                  01/01/16 - 07/01/34                527          555
7.50%                                                                  12/01/09 - 03/01/34                279          297
8.00%                                                                  12/01/11 - 11/01/33                255          274
8.50%                                                                  05/01/30 - 05/01/31                 10           11
9.00%                                                                  06/01/09 - 12/01/22                177          194
5.00%                                                                  TBA                              9,960        9,977      (c)
5.50%                                                                  TBA                                745          755      (c)
6.00%                                                                  TBA                              1,790        1,844      (c)

Government National Mortgage Assoc.
6.00%                                                                  07/15/33 - 04/15/34                 68           70
6.50%                                                                  06/15/24 - 06/15/34                117          122
7.00%                                                                  03/15/12 - 06/15/34                116          125
7.50%                                                                  07/15/23 - 04/15/28                 60           66
8.00%                                                                  05/15/30                             5            5
8.50%                                                                  10/15/17                            97          106
9.00%                                                                  11/15/16 - 12/15/21                 83           91
5.00%                                                                  TBA                                800          796      (c)


TOTAL AGENCY MORTGAGE BACKED
(COST $19,644)                                                                                                      19,712

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Collateralized Mortgage Obligation Trust (Class B)
2.42%                                                                  11/01/18                             7            6    (d,f)
Federal Home Loan Mortgage Corp.
4.50%                                                                  11/15/13 - 03/15/18                356           46      (g)
5.00%                                                                  12/15/13 - 04/15/34              1,857          371      (g)
5.39%                                                                  12/15/30                           655           64    (g,i)
5.50%                                                                  04/15/17 - 06/15/33                547           99      (g)
5.66%                                                                  05/25/43                           310           29    (g,i)
6.26%                                                                  05/25/43                           170           19    (g,i)
6.43%                                                                  10/15/33                            80           63      (i)
7.50%                                                                  01/15/16 - 07/15/27                125           55      (g)
7.75%                                                                  03/15/22                            28           29
7.93%                                                                  12/15/33                            50           42      (i)
8.00%                                                                  04/15/20                             4            4
9.46%                                                                  09/25/43                         1,204           14  (d,g,i)
11.62%                                                                 06/15/33                           402          414      (i)

Federal Home Loan Mortgage Corp. STRIPS
8.00%                                                                  02/01/23 - 07/01/24                 18            4      (g)
Federal Home Loan Mortgage STRIPS
4.89%                                                                  08/01/27                             4            3    (d,f)
Federal National Mortgage Assoc.
1.17%                                                                  12/25/42                           365           13    (g,i)
2.23%                                                                  06/25/43                         1,098           61    (g,i)
4.00%                                                                  02/25/28                            25           25
4.50%                                                                  11/25/13 - 11/25/13                413           26      (g)
4.75%                                                                  11/25/14                            75            7      (g)
5.00%                                                                  02/25/11 - 02/25/32                168           12      (g)
5.50%                                                                  01/25/27                           142           18      (g)
5.66%                                                                  05/25/18                         1,475          164    (g,i)
5.76%                                                                  09/25/42                         1,670          182    (g,i)
5.81%                                                                  04/25/17 - 10/25/17                335           39    (g,i)
5.86%                                                                  08/25/16                            83            8    (g,i)
6.26%                                                                  06/25/42                           229           25    (g,i)
7.50%                                                                  07/25/41                            42           45
8.00%                                                                  07/25/14                            55           59
10.52%                                                                 09/25/31                           136          139      (i)
11.48%                                                                 05/25/17 - 12/25/17                 88           93      (i)
14.78%                                                                 03/25/17                            86           97      (i)
16.28%                                                                 04/25/32                            38           43      (i)

Federal National Mortgage Assoc. (Class B)
5.68%                                                                  12/25/22                             7            6    (d,f)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                               05/25/22                             1            1      (g)
Federal National Mortgage Assoc. (Class S)
5.26%                                                                  02/25/31                           205           21    (g,i)
Federal National Mortgage Assoc. REMIC
2.00%                                                                  06/25/43                         1,729           98    (g,i)
12.56%                                                                 03/25/31                           204          219      (i)

Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                               03/25/22                             1            1      (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                                                  11/01/23 - 01/01/24                259           48      (g)
8.00%                                                                  08/01/23 - 07/01/24                 38            7      (g)
8.50%                                                                  03/01/17 - 07/25/22                 16            3      (g)
9.00%                                                                  05/25/22                             7            2      (g)

Government National Mortgage Assoc.
5.00%                                                                  02/16/34                            65           62
Vendee Mortgage Trust
4.92%                                                                  05/15/33                           683           31  (d,g,i)

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $3,434)                                                                                                        2,817

ASSET BACKED - 2.0%
American Express Credit Account Master Trust (Class A)
1.69%                                                                  01/15/09                            54           53
1.74%                                                                  09/15/08                           387          388      (i)
Bank One Issuance Trust
3.59%                                                                  05/17/10                            25           25
Bank One Issuance Trust (Class C)
3.76%                                                                  08/15/08                           108          109
Bear Stearns Asset Backed Securities Inc. (Class A)
2.21%                                                                  01/25/34                           118          119      (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                                                  03/25/09                            47           47
Capital One Master Trust (Class C)
6.70%                                                                  06/15/11                           100          108      (b)
Capital One Prime Auto Receivables Trust (Class A)
1.84%                                                                  09/17/07                           350          350      (i)
Chase Credit Card Master Trust (Class A)
1.87%                                                                  07/15/10                           120          120      (i)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.09%                                                                  03/25/32                            87           88      (i)
Citibank Credit Card Issuance Trust (Class A)
1.92%                                                                  12/17/07                           100          100      (i)
Citibank Credit Card Issuance Trust (Class B)
2.12%                                                                  03/07/08                           240          241      (i)
Citibank Credit Card Issuance Trust (Class C)
4.45%                                                                  04/07/10                            59           60
Countrywide Asset-Backed Certificates
2.05%                                                                  05/25/33                            58           58      (i)
Countrywide Asset-Backed Certificates (Class A)
1.86%                                                                  07/25/31                            22           22      (i)
2.17%                                                                  04/25/32                           103          103      (i)
Daimler Chrysler Auto Trust (Class B)
2.85%                                                                  08/08/10                            25           25
Discover Card Master Trust I (Class A)
1.94%                                                                  11/15/07                           100          100      (i)
Federal National Mortgage Assoc.
3.95%                                                                  12/26/31                            68           69
Fleet Credit Card Master Trust II (Class A)
1.90%                                                                  04/15/10                           180          180      (i)
5.60%                                                                  12/15/08                           395          412
Fleet Home Equity Loan Trust (Class A)
2.06%                                                                  01/20/33                            57           57      (i)
Ford Credit Auto Owner Trust (Class B)
4.79%                                                                  11/15/06                           108          110
Green Tree Financial Corp.
6.90%                                                                  04/15/18                             1            1
Household Automotive Trust (Class A)
2.09%                                                                  07/17/09                           500          501      (i)
MBNA Master Credit Card Trust USA (Class A)
2.02%                                                                  08/15/08                           700          703      (i)
Mid-State Trust (Class A)
7.54%                                                                  07/01/35                            19           19
Peco Energy Transition Trust
6.52%                                                                  12/31/10                            45           51
Residential Asset Mortgage Products Inc. (Class A)
2.08%                                                                  03/25/34                           130          130      (i)
2.12%                                                                  06/25/32                           225          226      (i)
Residential Asset Securities Corp. (Class A)
2.09%                                                                  07/25/32                            73           73      (i)
4.16%                                                                  07/25/30                            60           61      (i)
Wells Fargo Home Equity Trust
3.97%                                                                  09/25/34                            35           35      (i)

TOTAL ASSET BACKED
(COST $4,755)                                                                                                        4,744

CORPORATE NOTES - 7.0%
Alberta Energy Co. Ltd.
7.38%                                                                  11/01/31                            25           29
Allied Waste North America
6.13%                                                                  02/15/14                            25           23
Allstate Financial Global Funding
5.25%                                                                  02/01/07                            50           53      (b)
American Electric Power Co. Inc. (Series D)
5.25%                                                                  06/01/15                            35           35
American Greetings
6.10%                                                                  08/01/28                            40           43
American Standard Inc.
7.38%                                                                  04/15/05                            85           87
7.63%                                                                  02/15/10                            50           57
Anadarko Petroleum Corp.
5.00%                                                                  10/01/12                            65           67
Appalachian Power Co. (Series C)
2.30%                                                                  06/29/07                            55           55      (i)
Appalachian Power Co. (Series E)
4.80%                                                                  06/15/05                            85           86
Appalachian Power Co. (Series G)
3.60%                                                                  05/15/08                            30           30
Arizona Public Service Co.
5.63%                                                                  05/15/33                            30           28
AT&T Wireless Services Inc.
7.35%                                                                  03/01/06                            70           74
8.75%                                                                  03/01/31                            90          118
Aztar Corp.
7.88%                                                                  06/15/14                            15           16      (b)
Bank of America Corp.
1.87%                                                                  02/17/09                             5            5      (i)
3.88%                                                                  01/15/08                            50           51
Bank One Corp.
6.50%                                                                  02/01/06                            55           58
BB&T Corp.
4.75%                                                                  10/01/12                            40           40
6.38%                                                                  06/30/05                            60           62      (i)
BBVA Bancomer Capital Trust I
10.50%                                                                 02/16/11                           100          110      (b)
BCP Caylux Holdings Luxembourg SCA
9.63%                                                                  06/15/14                            30           32      (b)
Belo Corp.
8.00%                                                                  11/01/08                            50           57
British Telecommunications PLC.
8.38%                                                                  12/15/10                            85          103      (m)
Burlington Northern Santa Fe Corp.
8.13%                                                                  04/15/20                            75           94
Cablevision Systems Corp.
8.00%                                                                  04/15/12                            40           42      (b)
Campbell Soup Co.
5.50%                                                                  03/15/07                            85           90
Carolina Power & Light Co.
6.13%                                                                  09/15/33                            50           52
Cendant Corp.
6.25%                                                                  01/15/08                           125          135
Charter One Bank Fsb
6.38%                                                                  05/15/12                            45           50
Chesapeake Energy Corp.
7.50%                                                                  06/15/14                            25           27
Citigroup Inc.
6.00%                                                                  10/31/33                            60           61
6.63%                                                                  06/15/32                           100          110
City National Corp.
5.13%                                                                  02/15/13                            70           70
CNF Inc.
6.70%                                                                  05/01/34                            65           67
Comcast Cable Communications
6.38%                                                                  01/30/06                            50           52
ConAgra Foods Inc.
6.00%                                                                  09/15/06                            75           79
Consolidated Natural Gas Co.
5.38%                                                                  11/01/06                           145          151
Consumers Energy Co. (Series L)
5.00%                                                                  02/15/12                            85           86      (b)
Countrywide Home Loans Inc.
5.63%                                                                  05/15/07                            75           79
COX Communications Inc.
7.75%                                                                  11/01/10                           105          118
COX Enterprises Inc.
8.00%                                                                  02/15/07                            35           38      (b)
CSX Transportation Inc.
9.75%                                                                  06/15/20                             8           11
DaimlerChrysler NA Holding Corp.
2.34%                                                                  05/24/06                           205          206      (i)
7.25%                                                                  01/18/06                            45           47
Delhaize America Inc.
7.38%                                                                  04/15/06                           125          132
Deutsche Telekom International Finance BV
3.88%                                                                  07/22/08                           225          226
Dex Media Inc.
8.00%                                                                  11/15/13                            25           26
Dominion Resources Inc. (Series B)
4.13%                                                                  02/15/08                           145          147
DR Horton Inc.
5.63%                                                                  09/15/14                            25           25
Duke Capital LLC
4.30%                                                                  05/18/06                            85           86
4.33%                                                                  11/16/06                            65           66
6.25%                                                                  02/15/13                            50           54
Duke Energy Corp.
4.50%                                                                  04/01/10                            50           51
Echostar DBS Corp.
6.63%                                                                  10/01/14                            55           55      (b)
El Paso Electric Co. (Series D)
8.90%                                                                  02/01/06                            80           86
Enterprise Products Operating LP
4.00%                                                                  10/15/07                            80           80      (b)
EOP Operating LP (REIT)
7.25%                                                                  02/15/18                           150          170
7.75%                                                                  11/15/07                           105          117
European Investment Bank
4.63%                                                                  03/01/07                            20           21
FedEx Corp.
2.65%                                                                  04/01/07                            80           79
Ford Motor Co.
7.45%                                                                  07/16/31                           100           98
Ford Motor Credit Co.
5.63%                                                                  10/01/08                           120          124
7.38%                                                                  02/01/11                           195          212
General Mills Inc.
3.88%                                                                  11/30/07                            75           76
General Motors Acceptance Corp.
2.60%                                                                  05/18/06                           185          186      (i)
6.13%                                                                  09/15/06                           195          204
6.75%                                                                  01/15/06                           110          115
6.88%                                                                  09/15/11                            25           26
7.25%                                                                  03/02/11                            20           22
General Motors Corp.
7.20%                                                                  01/15/11                            55           58
Georgia Power Co.
4.88%                                                                  07/15/07                           105          109
Glencore Funding LLC
6.00%                                                                  04/15/14                            25           24      (b)
Goldman Sachs Group Inc.
6.60%                                                                  01/15/12                            40           45
Goodrich Corp.
7.10%                                                                  11/15/27                            55           60
Grupo Televisa S.A.
8.00%                                                                  09/13/11                            50           57
HBOS Capital Funding LP
6.07%                                                                  06/30/49                            90           95    (b,i)
HBOS PLC.
3.13%                                                                  01/12/07                           100          100      (b)
Hertz Corp.
2.90%                                                                  08/05/08                            15           15      (i)
6.35%                                                                  06/15/10                            20           21
Houghton Mifflin Co.
9.88%                                                                  02/01/13                            40           42
Household Finance Corp.
1.82%                                                                  07/27/07                         2,000        2,003      (i)
3.38%                                                                  12/16/04 - 02/21/06                200          200      (i)
6.50%                                                                  01/24/06 - 11/15/08                110          119
6.75%                                                                  05/15/11                           210          237
HSBC Capital Funding LP
4.61%                                                                  12/29/49                           150          144    (b,i)
9.55%                                                                  12/31/49                            85          107    (b,i)
Hudson United Bank
7.00%                                                                  05/15/12                           135          150
Huntington National Bank
2.75%                                                                  10/16/06                            65           65
Hydro Quebec
8.25%                                                                  04/15/26                            75          103
International Paper Co.
6.75%                                                                  09/01/11                           155          173
Intrawest Corp.
7.50%                                                                  10/15/13                            25           26      (b)
Iron Mountain Inc.
6.63%                                                                  01/01/16                            40           39
iStar Financial Inc. (REIT)
3.12%                                                                  03/12/07                            55           55      (i)
4.88%                                                                  01/15/09                           155          155
Jersey Central Power & Light
5.63%                                                                  05/01/16                            45           47      (b)
John Hancock Global Funding II
5.63%                                                                  06/27/06                           115          120      (b)
Kerr-McGee Corp.
5.88%                                                                  09/15/06                            55           58
6.95%                                                                  07/01/24                           105          112
Keycorp
4.63%                                                                  05/16/05                           100          101
KFW International Finance
4.75%                                                                  01/24/07                           270          281
Kinder Morgan Inc.
6.50%                                                                  09/01/12                            85           93
Liberty Media Corp.
3.38%                                                                  09/17/06                           180          183      (i)
Lockheed Martin Corp.
8.50%                                                                  12/01/29                           130          172
Lyondell Chemical Co.
10.50%                                                                 06/01/13                            25           29
Masco Corp.
6.75%                                                                  03/15/06                            40           42
Metropolitan Life Global Funding I
4.75%                                                                  06/20/07                            50           52      (b)
Midamerican Energy Holdings Co.
3.50%                                                                  05/15/08                            60           59
Midwest Generation LLC (Series B)
8.56%                                                                  01/02/16                            25           26
Mohegan Tribal Gaming Authority
7.13%                                                                  08/15/14                            25           26      (b)
Morgan Stanley
4.25%                                                                  05/15/10                            10           10
Motorola Inc.
4.61%                                                                  11/16/07                            20           21
National Rural Utilities Cooperative Finance Corp.
6.00%                                                                  05/15/06                            30           31
NB Capital Trust IV
8.25%                                                                  04/15/27                           140          158
Noble Energy Inc.
8.00%                                                                  04/01/27                            85          104
Nordic Investment Bank
2.75%                                                                  01/11/06                            55           55
Norfolk Southern Corp.
6.00%                                                                  04/30/08                            50           54
Norfolk Southern Railway Co.
9.75%                                                                  06/15/20                            12           17
Northeast Utilities (Series B)
3.30%                                                                  06/01/08                            35           34
Northrop Grumman Corp.
4.08%                                                                  11/16/06                           140          142
Ocean Energy Inc.
4.38%                                                                  10/01/07                            50           51
Ohio Power Co. (Series E)
6.60%                                                                  02/15/33                            35           38
Omnicare Inc.
6.13%                                                                  06/01/13                            10           10
6.38%                                                                  05/01/12                            80           89
Pacific Gas & Electric Co.
2.30%                                                                  04/03/06                            70           70      (i)
PanAmSat Corp.
9.00%                                                                  08/15/14                            50           52      (b)
Pemex Finance Ltd.
9.03%                                                                  02/15/11                            50           58
9.69%                                                                  08/15/09                           185          210
Pemex Project Funding Master Trust
7.38%                                                                  12/15/14                            15           16
8.63%                                                                  02/01/22                            55           63
Pepco Holdings Inc.
5.50%                                                                  08/15/07                            80           84
Petro-Canada
5.35%                                                                  07/15/33                            30           27
Petroleos Mexicanos
9.50%                                                                  09/15/27                           165          203
Pioneer Natural Resources Co.
6.50%                                                                  01/15/08                            95          103
Principal Life Global Funding I
5.25%                                                                  01/15/13                            85           87      (b)
Procter & Gamble - ESOP (Series A)
9.36%                                                                  01/01/21                           110          149
Prudential Financial Inc.
4.10%                                                                  11/15/06                           170          173
PSI Energy Inc.
6.65%                                                                  06/15/06                            70           74
Public Service Co. of New Mexico
4.40%                                                                  09/15/08                            80           81
Puget Energy Inc.
3.36%                                                                  06/01/08                            35           34
Quest Diagnostics
6.75%                                                                  07/12/06                            65           69
RBS Capital Trust I
5.51%                                                                  09/29/49                            80           81      (i)
Royal Bank of Scotland Group PLC.
9.12%                                                                  03/31/49                            85          104
Safeco Corp.
4.20%                                                                  02/01/08                            35           36
Saks Inc.
7.00%                                                                  12/01/13                            25           26
Shurgard Storage Centers Inc.
5.88%                                                                  03/15/13                            30           31
Simon Property Group LP
4.88%                                                                  08/15/10                            80           81      (b)
Sinclair Broadcast Group Inc.
8.00%                                                                  03/15/12                            25           26
Southern California Edison Co.
8.00%                                                                  02/15/07                            50           55
Southwest Airlines Co.
5.25%                                                                  10/01/14                            25           25
Sprint Capital Corp.
4.78%                                                                  08/17/06                            80           82      (m)
6.13%                                                                  11/15/08                           140          151
7.63%                                                                  01/30/11                            60           70
8.38%                                                                  03/15/12                            55           67
Telefonos de Mexico S.A. de C.V.
4.50%                                                                  11/19/08                           350          351
8.25%                                                                  01/26/06                           175          186
TELUS Corp.
7.50%                                                                  06/01/07                           100          110
Textron Inc.
4.50%                                                                  08/01/10                            40           41
Time Warner Inc.
7.75%                                                                  06/15/05                            60           62
Tyco International Group S.A.
5.80%                                                                  08/01/06                           110          115
6.75%                                                                  02/15/11                            25           28
Tyson Foods Inc.
7.25%                                                                  10/01/06                           225          241
UBS Preferred Funding Trust I
8.62%                                                                  10/29/49                            50           61      (i)
Union Pacific Corp.
6.65%                                                                  01/15/11                             5            6
Union Planters Bank NA
5.13%                                                                  06/15/07                            30           31
Unisys Corp.
8.13%                                                                  06/01/06                            45           48
US Bank National Assoc.
2.85%                                                                  11/15/06                            60           60
Valero Energy Corp.
6.88%                                                                  04/15/12                            35           39
7.50%                                                                  04/15/32                            25           29
Verizon Global Funding Corp.
7.75%                                                                  12/01/30 - 06/15/32                130          156
Verizon Pennsylvania Inc. (Series A)
5.65%                                                                  11/15/11                           145          153
VF Corp.
6.00%                                                                  10/15/33                            70           71
Wachovia Corp.
5.25%                                                                  08/01/14                            85           87
Walt Disney Co.
6.75%                                                                  03/30/06                            50           53
Warner Music Group
7.38%                                                                  04/15/14                            15           16      (b)
Washington Mutual Inc.
5.63%                                                                  01/15/07                            35           37
Wells Fargo & Co.
5.25%                                                                  12/01/07                            65           69
Westar Energy Inc.
9.75%                                                                  05/01/07                           135          154
Weyerhaeuser Co.
6.00%                                                                  08/01/06                           110          116
6.13%                                                                  03/15/07                           140          149
6.75%                                                                  03/15/12                            30           34
Wisconsin Energy Corp.
5.88%                                                                  04/01/06                            39           41

TOTAL CORPORATE NOTES
(COST $16,515)                                                                                                      16,817

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Bear Stearns Commercial Mortgage Securities
4.17%                                                                  01/12/41                           185          187
5.20%                                                                  01/12/41                           123          127      (i)
Bear Stearns Commercial Mortgage Securities (Class A)
3.88%                                                                  08/13/39                           144          143
4.68%                                                                  08/13/39                           230          231
6.02%                                                                  02/14/31                           100          108
Bear Stearns Commercial Mortgage Securities (Class B)
6.20%                                                                  02/14/31                            25           27
CalSTRS Trust
4.13%                                                                  11/20/12                           149          152      (b)
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                                                  08/25/32                           101          101      (i)
DLJ Commercial Mortgage Corp.
6.24%                                                                  11/12/31                           350          380
GMAC Commercial Mortgage Securities Inc. (Class A)
6.42%                                                                  05/15/35                           350          382
GS Mortgage Securities Corp. II
2.04%                                                                  11/15/15                           500          500    (b,i)
Impac CMB Trust (Class A)
2.12%                                                                  08/25/32                           121          121      (i)
2.22%                                                                  12/25/33                           522          522      (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.38%                                                                  01/12/39                         1,225           65    (b,i)
6.47%                                                                  11/15/35                            64           72
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
4.92%                                                                  10/15/37                            90           91      (i)
LB-UBS Commercial Mortgage Trust
3.57%                                                                  03/15/34                           495           11  (b,d,i)
4.06%                                                                  09/15/27                           144          145      (i)
4.53%                                                                  01/15/36                           527           41    (b,d)
6.17%                                                                  04/15/37                         1,078           22  (b,d,i)
6.23%                                                                  03/15/26                            87           95
7.34%                                                                  09/15/37                         1,064           18  (b,d,i)
7.46%                                                                  03/15/36                         1,309           36  (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                                                  11/15/27                           116          131
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                                  07/14/16                            26           29      (b)
Master Alternative Loans Trust
5.00%                                                                  08/25/18                            94           11      (g)
6.50%                                                                  08/25/34                           217          227
Morgan Stanley Capital I
5.11%                                                                  06/15/40                           200          205      (i)
Morgan Stanley Capital I (Class A)
4.66%                                                                  09/13/45                           105          105
6.53%                                                                  03/15/31                           221          242
Morgan Stanley Dean Witter Capital I
1.02%                                                                  10/15/35                           831           18    (b,i)
1.06%                                                                  04/15/34                           537           13    (b,i)
3.60%                                                                  02/01/31                           325           17  (b,d,i)
7.20%                                                                  10/15/33                           209          239
Nomura Asset Securities Corp. (Class A)
6.59%                                                                  03/15/30                           221          242
Structured Asset Securities Corp.
1.98%                                                                  02/25/28                           167           10      (i)
Wachovia Bank Commercial Mortgage Trust
2.18%                                                                  03/15/15                           220          221    (b,i)
2.66%                                                                  03/15/15                           100          101    (b,i)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $5,401)                                                                                                        5,388

SOVEREIGN BONDS - 0.3%
Government of Bahamas
6.63%                                                                  05/15/33                            55           61      (b)
Mexico Government International Bond
6.75%                                                                  09/27/34                           135          130
Ontario Electricity Financial Corp.
7.45%                                                                  03/31/13                            20           24
Province of British Columbia
4.63%                                                                  10/03/06                            50           52
Province of Manitoba Canada
4.25%                                                                  11/20/06                            85           87
Province of New Brunswick
3.50%                                                                  10/23/07                            85           86
Province of Ontario
3.50%                                                                  09/17/07                           185          187
5.13%                                                                  07/17/12                            15           16

TOTAL SOVEREIGN BONDS
(COST $633)                                                                                                            643

TOTAL BONDS AND NOTES
(COST $72,591)                                                                                                      72,608

                                                                                                NUMBER OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.9%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                                      31,369           893      (k)
Industrial Select Sector SPDR Fund                                                                    128,265         3,637      (k)
SPDR Trust Series 1                                                                                       247            28      (k)

TOTAL EXCHANGE TRADED FUNDS
(COST $4,266)                                                                                                         4,558

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

Henkel KGaA                                                                                               942            69      (k)
Zurich Regcaps Funding Trust I                                                                            105           108    (b,i)

TOTAL PREFERRED STOCK
(COST $167)                                                                                                             177

------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Eurodollar Futures                                                                                     62,500             1
U S Treasury Notes Futures                                                                             28,000             9

TOTAL PURCHASED OPTIONS
(COST $16)                                                                                                               10

TOTAL INVESTMENTS IN SECURITIES
(COST $219,570)                                                                                                     240,705


------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 11.1%
------------------------------------------------------------------------------------------------------------------------------------
GEI Short-Term Investment Fund                                                                      5,499,088         5,499      (j)
State Street Navigator Securities Lending Prime Portfolio                                          14,366,458        14,366    (e,l)


                                                                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.8%

State Street Bank and Trust Co.
1.57% dated 09/30/04,
to be repurchased at
$6,797 on 10/01/04
collateralized by $6,936
US Treasury Bond
5.25%, maturing 02/15/29                                                                               $6,797        $6,797      (e)

TOTAL SHORT-TERM INVESTMENTS
(COST $26,662)                                                                                                       26,662

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.0)%                                                                (26,391)

NET ASSETS - 100%                                                                                                  $240,976
                                                                                                                   --------


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following written option contracts open at September 30, 2004:

                                                                                     EXPIRATION DATE/   NUMBER OF       VALUE
CALL OPTIONS                                                                          STRIKE PRICE      CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures
(Written Option Premium $8)                                                           Oct 04 / 111.50      28            $(5)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    EXPIRATION DATE/    NUMBER OF        VALUE
PUT OPTIONS                                                                          STRIKE PRICE      CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures
(Written Option Premium $5)                                                           Oct 04 / 109.50      28            $(3)
------------------------------------------------------------------------------------------------------------------------------------


The Elfun Diversified Fund had the following long futures contracts open at September 30, 2004:

                                                                                                       CURRENT
                                                                                                       NOTIONAL     UNREALIZED
DESCRIPTION                                               EXPIRATION DATE   NUMBER OF CONTRACTS         VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 5 Yr. Futures                          December  2004             33                $3,655          $32
------------------------------------------------------------------------------------------------------------------------------------




The Elfun Diversified Fund had the following short futures contract open at September 30, 2004:

                                                                                                       CURRENT
                                                                                                       NOTIONAL     UNREALIZED
DESCRIPTION                                               EXPIRATION DATE   NUMBER OF CONTRACTS         VALUE      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures                          December  2004            1                 $(113)          $(1)
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2004
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $3,355 or 1.39% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI short-Term Investment Fund. No Advisory fee is charged by GEAM to the GEI Short-Term Investment nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(k)      All or a portion of the security is out on loan.

(l) All or a portion of the security purchased with collateral from securities lending.

(m)      Step coupon bond.  Security becomes interest bearing at a future date.

*        Less than 0.01%



Abbreviations:

ADR         American Depositary Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Securities


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2004